Expense Example {- Fidelity® Large Cap Value Enhanced Index Fund} - 08.31 Fidelity Enhanced Index Funds Combo PRO-14 - Fidelity® Large Cap Value Enhanced Index Fund - Fidelity Large Cap Value Enhanced Index Fund-Default
Oct. 30, 2021 USD ($)
Expense Example:
1 year	$ 40
3 years	125
5 years	219
10 years	$ 493